Schedule of Investments

January 31, 2026 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Common Stock (97.6%)††
Communication Services (2.5%)
Nexstar Media Group, Cl A	22,300	$4,736
Playtika Holding	212,358	769
Shutterstock	28,200	560
Taboola.com*	443,700	1,775
TEGNA	125,800	2,410
Yelp, Cl A*	73,600	2,015
Ziff Davis*	34,300	1,311
ZoomInfo Technologies, Cl A*	161,800	1,302
		14,878
Consumer Discretionary (13.7%)
Academy Sports & Outdoors	74,400	4,093
ADT	658,600	5,269
Adtalem Global Education*	14,900	1,543
Autoliv	28,300	3,431
AutoNation*	7,900	1,619
Bloomin' Brands	115,000	690
BorgWarner	72,400	3,432
Boyd Gaming	39,000	3,297
Carriage Services, Cl A	50,800	2,180
Carter's	27,200	941
Crocs*	24,800	2,081
Dine Brands Global	24,400	839
El Pollo Loco Holdings*	112,000	1,135
G-III Apparel Group	104,632	3,071
Goodyear Tire & Rubber*	137,500	1,294
Group 1 Automotive	6,100	2,161
H&R Block	42,900	1,692
Harley-Davidson	82,300	1,630
Haverty Furniture	33,600	851
KB Home	35,700	2,054
Macy's	69,135	1,384
Marriott Vacations Worldwide	8,150	443
Mattel*	212,900	4,447
Oxford Industries	29,500	1,087
Penske Automotive Group	5,600	878
Perdoceo Education	93,600	2,998
Phinia	60,200	4,284
PVH	52,000	3,243
Sally Beauty Holdings*	114,500	1,743
Signet Jewelers	36,980	3,412
Toll Brothers	17,100	2,471
Travel + Leisure	64,300	4,471
Tri Pointe Homes*	108,100	3,605
Upbound Group, Cl A	120,900	2,285
Visteon	15,800	1,436
		81,490
Consumer Staples (4.0%)
Central Garden & Pet, Cl A*	120,300	3,690

LSV Small Cap Value Fund

	Shares	Value (000)
Consumer Staples (continued)
Edgewell Personal Care	71,100	$1,384
Energizer Holdings	143,500	3,133
Fresh Del Monte Produce	119,400	4,734
Herbalife*	185,900	3,205
Ingredion	35,800	4,228
Simply Good Foods*	74,200	1,393
Spectrum Brands Holdings	29,600	1,886
		23,653
Energy (6.1%)
APA	129,800	3,428
Core Natural Resources	17,500	1,669
DHT Holdings	157,204	2,253
HF Sinclair	81,700	4,248
Matador Resources	103,900	4,701
Murphy Oil	57,700	1,736
Navigator Holdings	70,600	1,308
NOV	253,300	4,648
Patterson-UTI Energy	97,300	733
Peabody Energy	96,100	3,388
Scorpio Tankers	46,100	2,933
SM Energy	60,500	1,178
World Kinect	151,400	4,074
		36,297
Financials (28.3%)
Affiliated Managers Group	15,600	4,884
Amalgamated Financial	59,313	2,304
Associated Banc-Corp	222,100	6,054
Axis Capital Holdings	39,400	4,065
Banco Latinoamericano de Comercio Exterior, Cl E	99,600	4,828
Bank of NT Butterfield & Son	108,800	5,636
Bank OZK	98,600	4,689
Blue Owl Capital	86,700	1,040
Camden National	48,500	2,307
Capitol Federal Financial	376,300	2,739
Carlyle Secured Lending	95,900	1,175
Cathay General Bancorp	35,800	1,832
Central Pacific Financial	66,000	2,150
Chimera Investment‡	169,700	2,096
CNO Financial Group	159,400	6,704
Community Trust Bancorp	37,400	2,308
CVB Financial	122,900	2,422
Enact Holdings	45,000	1,790
Federated Hermes, Cl B	75,800	4,039
Fidelis Insurance Holdings	239,800	4,566
Financial Institutions	34,400	1,133
First BanCorp	129,700	2,869
First Busey	103,900	2,561
First Financial	43,900	2,861
First Financial Bancorp	115,700	3,325
First Horizon	101,100	2,476
FNB	111,400	1,955

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Financials (continued)
FS KKR Capital	76,915	$1,061
Fulton Financial	193,400	3,994
Golub Capital BDC	187,200	2,507
Great Southern Bancorp	27,200	1,670
Hancock Whitney	55,000	3,784
Hanmi Financial	140,400	3,730
Hope Bancorp	181,300	2,172
Horizon Bancorp	30,600	539
International Money Express*	134,500	2,079
Jackson Financial, Cl A	47,000	5,589
Lincoln National	59,800	2,488
Mercantile Bank	48,657	2,529
MFA Financial‡	149,300	1,439
MGIC Investment	204,600	5,508
Navient	78,800	773
New Mountain Finance	178,000	1,533
OceanFirst Financial	161,600	3,030
OFG Bancorp	90,500	3,647
PennantPark Investment	195,900	1,142
Peoples Bancorp	53,582	1,742
Popular	42,000	5,608
PROG Holdings	47,600	1,544
Radian Group	113,000	3,718
Redwood Trust‡	350,800	1,922
Regional Management	48,400	1,793
Rithm Capital‡	216,400	2,367
Sixth Street Specialty Lending	50,200	1,102
Universal Insurance Holdings	47,900	1,459
Valley National Bancorp	339,000	4,224
WaFd	57,900	1,889
Zions Bancorp	100,000	5,991
		167,381
Health Care (8.0%)
Amphastar Pharmaceuticals*	56,530	1,497
Catalyst Pharmaceuticals*	87,900	2,136
Charles River Laboratories International*	24,700	5,199
Collegium Pharmaceutical*	48,200	2,213
Exelixis*	156,300	6,465
Halozyme Therapeutics*	70,000	5,020
Harmony Biosciences Holdings*	128,100	4,678
Integra LifeSciences Holdings*	89,600	998
Jazz Pharmaceuticals*	47,600	7,829
LivaNova*	65,600	4,311
Organon	359,700	3,072
Perrigo	51,300	729
Rigel Pharmaceuticals*	49,700	1,733

LSV Small Cap Value Fund

	Shares	Value (000)
Health Care (continued)
Varex Imaging*	138,598	$1,932
		47,812
Industrials (12.1%)
ABM Industries	83,300	3,835
ACCO Brands	298,000	1,165
Alaska Air Group*	65,500	3,329
Apogee Enterprises	48,900	1,816
ArcBest	12,300	1,110
Atkore	44,600	3,097
BlueLinx Holdings*	20,900	1,454
Brink's	31,400	3,989
Covenant Logistics Group, Cl A	20,200	497
CSG Systems International	46,900	3,740
Deluxe	146,194	3,860
EnerSys	30,760	5,543
Ennis	60,900	1,187
Greenbrier	62,300	3,141
Griffon	30,300	2,468
Janus International Group*	197,400	1,354
Kelly Services, Cl A	126,500	1,365
Oshkosh	48,700	7,004
Park-Ohio Holdings	16,500	372
Quad	265,501	1,625
Ryder System	38,700	7,404
Safe Bulkers	373,972	2,135
Science Applications International	25,100	2,554
SkyWest*	26,600	2,567
Sun Country Airlines Holdings*	180,600	3,168
Upwork*	111,200	2,227
		72,006
Information Technology (7.8%)
Adeia	68,500	1,239
Avnet	68,200	4,255
Belden	14,710	1,729
Cirrus Logic*	42,600	5,551
Consensus Cloud Solutions*	63,000	1,346
Dropbox, Cl A*	184,500	4,701
DXC Technology*	120,600	1,740
NetScout Systems*	81,800	2,275
Penguin Solutions*	107,270	2,061
Photronics*	157,900	5,459
Qorvo*	39,950	3,120
Sanmina*	11,200	1,587
ScanSource*	58,000	2,493
TD SYNNEX	20,600	3,269
Teradata*	108,900	3,106
Vontier	68,000	2,550
		46,481

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Small Cap Value Fund

	Shares	Value (000)
Materials (4.8%)
AdvanSix	79,200	$1,255
Commercial Metals	38,300	2,944
Constellium, Cl A*	149,300	3,355
Koppers Holdings	90,881	2,677
NewMarket	5,305	3,559
O-I Glass, Cl I*	88,300	1,349
Sonoco Products	86,250	4,139
SunCoke Energy	385,500	3,030
Sylvamo	54,100	2,648
Worthington Steel	93,692	3,769
		28,725
Real Estate (6.4%)
American Assets Trust‡	128,400	2,319
Apple Hospitality REIT‡	156,600	1,823
Brixmor Property Group	77,900	2,087
Broadstone Net Lease, Cl A‡	211,200	3,908
Cousins Properties	100,900	2,547
DiamondRock Hospitality	250,725	2,302
EPR Properties‡	67,100	3,639
Gladstone Commercial‡	45,800	534
Global Medical REIT	37,220	1,286
Highwoods Properties	113,900	2,944
Industrial Logistics Properties Trust	85,200	454
Kilroy Realty	58,700	2,024
Kite Realty Group Trust	136,900	3,216
Outfront Media	125,400	3,050
Park Hotels & Resorts	123,600	1,351
Sabra Health Care REIT	63,600	1,191
Xenia Hotels & Resorts	219,400	3,236
		37,911
Utilities (3.9%)
National Fuel Gas	49,300	4,129
Northwest Natural Holding	42,700	1,988
Otter Tail	53,090	4,734
Portland General Electric	88,500	4,447
UGI	192,200	7,709
		23,007
TOTAL COMMON STOCK
(Cost $498,515)		579,641

LSV Small Cap Value Fund

	Face
	Amount
	(000)	Value (000)
Repurchase Agreement (2.3%)
South Street Securities 3.250%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $13,794 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $9,016, 1.875% - 3.500%, 10/15/2028 – 08/15/2047; total market value $14,066)	$13,790	$13,790

TOTAL REPURCHASE AGREEMENT
(Cost $13,790)		13,790

Total Investments – 99.9%
(Cost $512,305)		$593,431

Percentages are based on Net Assets of $594,152 (000).

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*	Non-income producing security.

‡	Real Estate Investment Trust.

Cl — Class

REIT — Real Estate Investment Trust

LSV-QH-004-2600

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